Schedule of Investments (unaudited)
February 28, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 94.8%
Communication Services — 8.7%
Diversified Telecommunication Services — 2.7%
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	$223,067
AT&T Inc., Senior Notes	4.800%	6/15/44	170,000	154,080
AT&T Inc., Senior Notes	3.550%	9/15/55	380,000	263,768
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	910,000	1,117,720
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	80,000	89,766
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	265,186
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	680,000	682,286
Total Diversified Telecommunication Services				2,795,873
Entertainment — 0.7%
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	930,000	718,397
Interactive Media & Services — 0.5%
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	510,000	508,592
Media — 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	540,000	476,145
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	183,398
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	408,536
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	260,000	219,776
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	110,000	97,466
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	100,000	66,503
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	330,000	272,278
Comcast Corp., Senior Notes	6.400%	5/15/38	1,470,000	1,586,677
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	250,000	222,230 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	480,000	466,470
Paramount Global, Senior Notes	5.250%	4/1/44	80,000	66,426
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	220,000	253,298
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	369,107
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	20,228
Total Media				4,708,538
Wireless Telecommunication Services — 0.3%
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	100,000	89,260
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	330,000	279,360
Total Wireless Telecommunication Services				368,620

Total Communication Services				9,100,020
Consumer Discretionary — 7.5%
Automobile Components — 1.4%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	620,000	619,942 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	860,000	846,285 (a)
Total Automobile Components				1,466,227
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — 1.5%
General Motors Co., Senior Notes	6.125%	10/1/25	188,000	$189,205
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	179,930
General Motors Co., Senior Notes	6.750%	4/1/46	340,000	356,358
Hyundai Capital America, Senior Notes	5.250%	1/8/27	300,000	303,117 (a)
Volkswagen Group of America Finance LLC, Senior Notes	5.250%	3/22/29	560,000	562,392 (a)
Total Automobiles				1,591,002
Broadline Retail — 0.2%
Amazon.com Inc., Senior Notes	3.950%	4/13/52	310,000	253,347
Diversified Consumer Services — 0.4%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	119,876
Washington University, Senior Notes	3.524%	4/15/54	150,000	114,599
Washington University, Senior Notes	4.349%	4/15/2122	170,000	137,328
Total Diversified Consumer Services				371,803
Hotels, Restaurants & Leisure — 2.7%
Carnival Corp., Senior Notes	5.750%	3/1/27	360,000	361,145 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	420,000	421,492 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	130,000	137,578
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	50,000	50,403 (a)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	410,000	403,946 (a)
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	342,452
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	240,000	223,378 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	280,000	281,470 (a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	630,000	603,536
Total Hotels, Restaurants & Leisure				2,825,400
Household Durables — 0.7%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	313,812
TopBuild Corp., Senior Notes	3.625%	3/15/29	500,000	464,107 (a)
Total Household Durables				777,919
Specialty Retail — 0.6%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	210,246 (a)
Home Depot Inc., Senior Notes	3.625%	4/15/52	250,000	188,431
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	260,000	209,835
Total Specialty Retail				608,512

Total Consumer Discretionary				7,894,210
Consumer Staples — 3.6%
Consumer Staples Distribution & Retail — 0.2%
Kroger Co., Senior Notes	5.500%	9/15/54	190,000	184,752
Food Products — 0.8%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	200,000	198,460 (a)
J M Smucker Co., Senior Notes	6.200%	11/15/33	210,000	224,923
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	260,000	268,567 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	110,000	114,698 (a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	90,000	83,490
Total Food Products				890,138
Tobacco — 2.6%
Altria Group Inc., Senior Notes	4.800%	2/14/29	800,000	802,586
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Altria Group Inc., Senior Notes	3.875%	9/16/46	320,000	$238,905
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	510,000	525,989 (a)
Philip Morris International Inc., Senior Notes	4.250%	11/10/44	610,000	518,920
Reynolds American Inc., Senior Notes	8.125%	5/1/40	280,000	333,891
Reynolds American Inc., Senior Notes	7.000%	8/4/41	300,000	320,839
Total Tobacco				2,741,130

Total Consumer Staples				3,816,020
Energy — 13.7%
Oil, Gas & Consumable Fuels — 13.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	250,000	255,572 (a)
Antero Resources Corp., Senior Notes	5.375%	3/1/30	110,000	108,592 (a)
APA Corp., Senior Notes	5.250%	2/1/42	68,000	58,660 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	100,000	99,185 (b)(c)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	250,000	261,214 (a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	880,000	985,675
Continental Resources Inc., Senior Notes	4.375%	1/15/28	250,000	246,295
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	563,174
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	19,008
Devon Energy Corp., Senior Notes	5.000%	6/15/45	80,000	69,253
Devon Energy Corp., Senior Notes	5.750%	9/15/54	190,000	178,233
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	290,000	262,859
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	370,000	380,817
Ecopetrol SA, Senior Notes	8.375%	1/19/36	220,000	218,532
Ecopetrol SA, Senior Notes	5.875%	5/28/45	234,000	168,882
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	880,000	896,692 (b)(c)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	240,000	271,395
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	21,730
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	60,903
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	560,000	556,033
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	400,000	393,017 (c)
Expand Energy Corp., Senior Notes	6.750%	4/15/29	270,000	273,807 (a)
Expand Energy Corp., Senior Notes	5.700%	1/15/35	50,000	50,432
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	540,000	540,589 (a)
Hess Midstream Operations LP, Senior Notes	5.125%	6/15/28	200,000	197,650 (a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	530,000	607,018
MPLX LP, Senior Notes	4.500%	4/15/38	350,000	310,937
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	500,000	564,371
Occidental Petroleum Corp., Senior Notes	5.550%	10/1/34	340,000	335,913
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	7,764
ONEOK Inc., Senior Notes	6.050%	9/1/33	460,000	482,271
ONEOK Inc., Senior Notes	6.625%	9/1/53	10,000	10,778
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	549,448
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	160,000	$124,940
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,000,000	1,149,070
Targa Resources Corp., Senior Notes	5.500%	2/15/35	270,000	271,072
Targa Resources Corp., Senior Notes	4.950%	4/15/52	150,000	128,729
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	760,000	778,272
TransCanada PipeLines Ltd., Junior Subordinated Notes (7.000% to 6/1/30 then 5 year Treasury Constant Maturity Rate + 2.614%)	7.000%	6/1/65	100,000	99,265 (c)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	560,000	571,167
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	9,766
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	530,000	527,847
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	120,000	109,505
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	250,000	220,866
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	70,274
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	177,538
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	70,000	49,216

Total Energy				14,294,226
Financials — 34.6%
Banks — 17.0%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	201,296 (a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	200,000	200,385 (a)(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. Term SOFR + 4.160%)	6.100%	3/17/25	190,000	189,735 (b)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	790,000	843,329
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	150,000	121,384 (c)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	390,000	398,663 (c)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	400,000	478,450
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	520,000	514,948 (c)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	350,000	365,472 (c)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	460,000	461,121 (b)(c)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	200,000	203,263 (c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	820,000	825,523 (a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	290,000	307,425 (a)(b)(c)
BNP Paribas SA, Senior Notes (5.786% to 1/13/32 then SOFR + 1.620%)	5.786%	1/13/33	210,000	215,447 (a)(c)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	280,000	295,287 (a)(c)
Citigroup Inc., Junior Subordinated Notes (6.250% to 8/15/26 then 3 mo. Term SOFR + 4.779%)	6.250%	8/15/26	500,000	505,891 (b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	442,000	554,122
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Citigroup Inc., Senior Notes (5.612% to 3/4/55 then SOFR + 1.746%)	5.612%	3/4/56	260,000	$261,235 (c)(d)
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	290,000	290,080
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	410,616
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	220,000	226,947 (c)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	257,697
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	870,000	889,401 (a)(b)(c)
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	450,000	471,551 (a)(c)
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	310,000	309,593 (c)(d)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	1,000,000	1,062,536 (c)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	340,000	388,996 (a)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	880,000	982,981
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	280,000	282,699 (c)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	260,000	261,334 (c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	450,000	457,381
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	270,000	273,195 (b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	410,000	430,659 (b)(c)
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	380,000	372,526
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	370,000	367,031 (c)
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	140,000	142,964 (c)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	200,000	202,659 (c)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	150,000	155,826 (c)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	210,000	226,221 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	280,000	291,013 (c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	600,000	521,339 (c)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	570,000	568,725 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	520,000	530,695 (c)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	461,648
Total Banks				17,779,289
Capital Markets — 7.2%
Ares Management Corp., Senior Notes	5.600%	10/11/54	150,000	145,625
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	680,000	727,593 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	290,000	305,717 (a)
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	449,858
Credit Suisse AG AT1 Claim	—	—	2,390,000	0 *(e)(f)(g)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	210,000	$214,797 (b)(c)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	150,000	159,304 (b)(c)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	1,500,000	1,613,398
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	290,000	295,225 (c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	65,738
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	230,000	213,837
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	240,000	230,917
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	600,000	561,524 (a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	80,000	88,669
Morgan Stanley, Senior Notes (1.928% to 4/28/31 then SOFR + 1.020%)	1.928%	4/28/32	530,000	445,287 (c)
Morgan Stanley, Senior Notes (2.802% to 1/25/51 then SOFR + 1.430%)	2.802%	1/25/52	320,000	203,788 (c)
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	290,000	289,071
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	80,000	81,903 (c)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	137,586
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	380,000	389,485 (b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	440,000	510,369 (a)(b)(c)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	350,000	376,003 (a)(c)
Total Capital Markets				7,505,694
Consumer Finance — 0.1%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	140,000	143,270 (c)
Financial Services — 4.1%
200 Park Funding Trust, Senior Notes	5.740%	2/15/55	280,000	283,251 (a)(d)
Apollo Global Management Inc., Senior Notes	5.800%	5/21/54	200,000	203,654
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	60,000	58,587 (c)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	590,000	630,570
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	168,631 (a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	358,873 (a)
Citadel LP, Senior Notes	6.000%	1/23/30	300,000	305,751 (a)
Citadel LP, Senior Notes	6.375%	1/23/32	130,000	134,164 (a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	220,000	153,196
High Street Funding Trust III, Senior Notes	5.807%	2/15/55	190,000	191,735 (a)(d)
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	6.149%	12/21/65	600,000	509,389 (a)(c)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.399%	12/21/65	100,000	85,882 (a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	520,000	522,387 (a)
LPL Holdings Inc., Senior Notes	4.000%	3/15/29	200,000	191,777 (a)
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	270,000	271,254
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	220,000	190,391 (a)
Total Financial Services				4,259,492
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 5.8%
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	200,000	$199,620 (a)(c)
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	72,381
Aon North America Inc., Senior Notes	5.750%	3/1/54	210,000	212,922
Arthur J Gallagher & Co., Senior Notes	5.150%	2/15/35	420,000	418,240
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	500,000	515,047
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	500,000	527,161 (a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	500,000	519,595 (a)
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	600,000	597,473
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	357,476 (a)
MetLife Inc., Junior Subordinated Notes	9.250%	4/8/38	159,000	189,273 (a)
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	320,000	420,939 (a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	112,548 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	125,589 (a)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	270,000	282,009 (c)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	180,000	184,363
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	650,000	742,716 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	390,000	358,882 (a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	240,000	264,331
Total Insurance				6,100,565
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	410,000	438,460 (a)

Total Financials				36,226,770
Health Care — 8.3%
Biotechnology — 1.1%
Amgen Inc., Senior Notes	5.250%	3/2/33	680,000	690,719
Amgen Inc., Senior Notes	5.650%	3/2/53	270,000	270,911
Amgen Inc., Senior Notes	5.750%	3/2/63	90,000	90,199
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	61,762
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	60,000	54,992
Total Biotechnology				1,168,583
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	120,000	115,890
Stryker Corp., Senior Notes	5.200%	2/10/35	220,000	223,398
Total Health Care Equipment & Supplies				339,288
Health Care Providers & Services — 5.3%
Cardinal Health Inc., Senior Notes	5.350%	11/15/34	390,000	393,736
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	538,266
Centene Corp., Senior Notes	3.375%	2/15/30	290,000	262,639
Cigna Group, Senior Notes	4.800%	8/15/38	250,000	235,065
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	51,933
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	250,000	252,643
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	140,000	141,615 (c)
CVS Health Corp., Senior Notes	4.780%	3/25/38	320,000	290,508
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	$119,811
Elevance Health Inc., Senior Notes	5.350%	10/15/25	290,000	291,048
Elevance Health Inc., Senior Notes	4.375%	12/1/47	130,000	108,095
HCA Inc., Senior Notes	4.125%	6/15/29	200,000	194,124
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	94,223
HCA Inc., Senior Notes	5.500%	6/15/47	210,000	196,846
HCA Inc., Senior Notes	5.250%	6/15/49	310,000	278,572
HCA Inc., Senior Notes	6.200%	3/1/55	320,000	326,009
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	240,000	239,012 (a)
Humana Inc., Senior Notes	4.800%	3/15/47	360,000	307,852
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	140,000	117,031
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	170,000	176,136
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	180,000	179,790
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	700,000	699,145
Total Health Care Providers & Services				5,494,099
Pharmaceuticals — 1.6%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	102,501 (a)
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	110,000	120,949
Pfizer Inc., Senior Notes	7.200%	3/15/39	330,000	394,385
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	320,000	359,126
Wyeth LLC, Senior Notes	5.950%	4/1/37	650,000	693,932
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	36,855
Total Pharmaceuticals				1,707,748

Total Health Care				8,709,718
Industrials — 7.9%
Aerospace & Defense — 2.3%
Boeing Co., Senior Notes	6.528%	5/1/34	540,000	578,697
Boeing Co., Senior Notes	5.705%	5/1/40	190,000	187,072
HEICO Corp., Senior Notes	5.350%	8/1/33	280,000	283,107
Hexcel Corp., Senior Notes	4.200%	2/15/27	1,000,000	987,041
Hexcel Corp., Senior Notes	5.875%	2/26/35	230,000	236,943
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	170,000	172,990
Total Aerospace & Defense				2,445,850
Air Freight & Logistics — 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	410,000	450,074
Building Products — 0.3%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	290,000	294,389 (a)
Commercial Services & Supplies — 0.3%
Rollins Inc., Senior Notes	5.250%	2/24/35	90,000	90,785 (a)
Waste Management Inc., Senior Notes	4.650%	3/15/30	260,000	261,049
Total Commercial Services & Supplies				351,834
Ground Transportation — 0.3%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	310,000	246,305
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	20,997
Total Ground Transportation				267,302
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrial Conglomerates — 0.7%
General Electric Co., Senior Notes	6.875%	1/10/39	143,000	$167,101
Honeywell International Inc., Senior Notes	5.000%	2/15/33	540,000	545,593
Total Industrial Conglomerates				712,694
Machinery — 0.4%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	210,000	188,627
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	190,000	192,634
Total Machinery				381,261
Passenger Airlines — 1.3%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	70,833	70,804 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	170,000	169,176 (a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	420,000	421,145 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	208,692 (a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	170,000	171,643
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	370,000	356,972 (a)
Total Passenger Airlines				1,398,432
Trading Companies & Distributors — 1.9%
Air Lease Corp., Senior Notes	1.875%	8/15/26	200,000	192,497
Air Lease Corp., Senior Notes	5.850%	12/15/27	480,000	495,283
Air Lease Corp., Senior Notes	4.625%	10/1/28	500,000	498,519
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	170,000	170,846 (a)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	250,000	256,121 (a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	140,000	139,501 (a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	250,000	247,441
Total Trading Companies & Distributors				2,000,208

Total Industrials				8,302,044
Information Technology — 3.6%
IT Services — 0.2%
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	250,000	200,406
Semiconductors & Semiconductor Equipment — 2.5%
Broadcom Inc., Senior Notes	4.300%	11/15/32	460,000	440,449
Broadcom Inc., Senior Notes	4.926%	5/15/37	239,000	231,946 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	200,000	206,449 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	650,000	685,417 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.100%	1/25/36	200,000	208,513 (a)
Intel Corp., Senior Notes	4.900%	7/29/45	120,000	103,038
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	16,553
Intel Corp., Senior Notes	5.700%	2/10/53	60,000	56,444
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	83,342
Micron Technology Inc., Senior Notes	5.800%	1/15/35	160,000	165,303
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	92,086
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	59,608
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	220,000	222,360
Total Semiconductors & Semiconductor Equipment				2,571,508
Software — 0.9%
Microsoft Corp., Senior Notes	4.250%	2/6/47	520,000	478,660
Oracle Corp., Senior Notes	3.950%	3/25/51	90,000	67,893
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Oracle Corp., Senior Notes	4.100%	3/25/61	580,000	$426,325
Total Software				972,878

Total Information Technology				3,744,792
Materials — 1.2%
Chemicals — 0.4%
OCP SA, Senior Notes	6.750%	5/2/34	390,000	402,900 (a)
Construction Materials — 0.3%
CRH America Finance Inc., Senior Notes	5.500%	1/9/35	310,000	316,918
Metals & Mining — 0.5%
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	140,000	146,452
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	410,000	391,057
Total Metals & Mining				537,509

Total Materials				1,257,327
Real Estate — 0.4%
Diversified REITs — 0.2%
VICI Properties LP, Senior Notes	5.750%	4/1/34	170,000	173,290
Industrial REITs — 0.2%
Prologis LP, Senior Notes	5.250%	3/15/54	200,000	194,577

Total Real Estate				367,867
Utilities — 5.3%
Electric Utilities — 4.6%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.800%	3/15/30	240,000	241,203
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	260,000	259,607
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	230,000	205,906
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	450,000	432,229 (a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	350,000	388,161
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	200,000	204,007
Electricite de France SA, Senior Notes	5.750%	1/13/35	330,000	335,521 (a)
Enel Finance International NV, Senior Notes	7.050%	10/14/25	200,000	202,269 (a)
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	240,000	241,289
Georgia Power Co., Senior Notes	4.850%	3/15/31	160,000	160,684 (d)
Georgia Power Co., Senior Notes	5.200%	3/15/35	310,000	312,219 (d)
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	90,000	88,421
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	80,000	79,489 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	110,000	112,450 (a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	140,000	143,439 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	110,000	111,430
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	110,000	95,018
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	237,110
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	280,000	215,387
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	52,000	51,441 (c)
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	290,000	385,365
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	290,000	291,612 (a)
Total Electric Utilities				4,794,257
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	100,000	$97,197 (c)
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	400,000	391,495 (a)
Total Independent Power and Renewable Electricity Producers				488,692
Multi-Utilities — 0.2%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	90,000	91,639 (d)
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	140,000	135,721
Total Multi-Utilities				227,360

Total Utilities				5,510,309
Total Corporate Bonds & Notes (Cost — $99,080,004)				99,223,303
Sovereign Bonds — 2.1%
Argentina — 0.8%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	10,302	7,897
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	182,200	115,697
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	994,118	659,846 (a)
Total Argentina				783,440
Brazil — 0.3%

Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	310,000	301,133
Ivory Coast — 0.4%

Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	460,000	451,844 (a)
Mexico — 0.4%
Mexican Bonos, Senior Notes	8.500%	11/18/38	4,490,000 MXN	198,741
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	280,000	261,096
Total Mexico				459,837
Paraguay — 0.2%
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	200,000	203,039 (a)(d)

Total Sovereign Bonds (Cost — $2,087,137)				2,199,293
Municipal Bonds — 0.8%
California — 0.1%

Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	160,000	142,384
Florida — 0.2%

Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000	232,718
Illinois — 0.5%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	448,462	476,334

Total Municipal Bonds (Cost — $908,377)				851,436
Senior Loans — 0.5%
Industrials — 0.1%
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.043%	10/20/27	94,441	95,870 (c)(h)(i)

Materials — 0.0%††
Paper & Forest Products — 0.0%††
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	8.188%	4/20/28	28,177	28,124 (c)(h)(i)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 0.4%
Electric Utilities — 0.4%
NRG Energy Inc., Term Loan	6.044-6.074%	4/16/31	367,225	$367,568 (c)(h)(i)

Total Senior Loans (Cost — $488,363)				491,562
			Shares
Preferred Stocks — 0.2%
Financials — 0.2%
Insurance — 0.2%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%) (Cost — $233,032)	7.775%		9,325	226,598 (c)
		Maturity Date	Face Amount†
U.S. Government & Agency Obligations — 0.1%
U.S. Government Obligations — 0.1%
U.S. Treasury Bonds	4.500%	11/15/54	20,000	20,059
U.S. Treasury Notes	4.625%	2/15/35	90,000	93,115

Total U.S. Government & Agency Obligations (Cost — $111,617)				113,174
Total Investments before Short-Term Investments (Cost — $102,908,530)				103,105,366
			Shares
Short-Term Investments — 2.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,196,524)	4.320%		2,196,524	2,196,524 (j)(k)
Total Investments — 100.6% (Cost — $105,105,054)				105,301,890
Liabilities in Excess of Other Assets — (0.6)%				(652,880)
Total Net Assets — 100.0%				$104,649,010

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2025, the total market value of investments in Affiliated Companies was $2,196,524 and the cost was $2,196,524 (Note 2).

See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
Abbreviation(s) used in this schedule:
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At February 28, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	45	6/25	$9,266,955	$9,313,594	$46,639
U.S. Treasury 5-Year Notes	25	6/25	2,681,275	2,698,437	17,162
U.S. Treasury Long-Term Bonds	2	6/25	230,917	236,187	5,270
					69,071
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	73	6/25	8,158,530	8,340,250	(181,720)
U.S. Treasury Ultra Long-Term Bonds	2	6/25	246,590	248,250	(1,660)
					(183,380)
Net unrealized depreciation on open futures contracts					$(114,309)
At February 28, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	555,447	USD	93,649	Citibank N.A.	3/6/25	$573
BRL	555,447	USD	94,968	Citibank N.A.	3/6/25	(745)
USD	94,968	BRL	555,447	Citibank N.A.	3/6/25	745
USD	95,772	BRL	555,447	Citibank N.A.	3/6/25	1,550
JPY	16,001,269	USD	102,182	Citibank N.A.	4/16/25	4,704
Net unrealized appreciation on open forward foreign currency contracts						$6,827

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
JPY	—	Japanese Yen
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Investment Grade Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$36,226,770	$0 *	$36,226,770
Other Corporate Bonds & Notes	—	62,996,533	—	62,996,533
Sovereign Bonds	—	2,199,293	—	2,199,293
Municipal Bonds	—	851,436	—	851,436
Senior Loans	—	491,562	—	491,562
Preferred Stocks	—	226,598	—	226,598
U.S. Government & Agency Obligations	—	113,174	—	113,174
Total Long-Term Investments	—	103,105,366	0 *	103,105,366
Short-Term Investments†	$2,196,524	—	—	2,196,524
Total Investments	$2,196,524	$103,105,366	$0 *	$105,301,890
Other Financial Instruments:
Futures Contracts††	$69,071	—	—	$69,071
Forward Foreign Currency Contracts††	—	$7,572	—	7,572
Total Other Financial Instruments	$69,071	$7,572	—	$76,643
Total	$2,265,595	$103,112,938	$0 *	$105,378,533
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$183,380	—	—	$183,380
Forward Foreign Currency Contracts††	—	$745	—	745
Total	$183,380	$745	—	$184,125

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2025. The following transactions were

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
effected in such company for the period ended February 28, 2025.

	Affiliate Value at November 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$530,350	$7,785,926	7,785,926	$6,119,752	6,119,752

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$11,052	—	$2,196,524

Western Asset Investment Grade Opportunity Trust Inc. 2025 Quarterly Report